Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non current liabilities

	2020	2019
	£m	£m
Deferred income¹	101	96
Customer contributions²	428	372
Contingent consideration³	44	—
Other payables	318	340
	891	808

1.	Principally the deferral of profits relating to the sale of property, which we expect to recognise in future years.

2.	From government-related entities.

3.	Contingent consideration relates to the acquisition of Geronimo (see note 38).